Consolidated Statements of Cash Flows $ in Thousands, $ in Thousands	12 Months Ended
	Nov. 30, 2025 CAD ($)	Nov. 30, 2024 CAD ($)
Operating activities
Net loss for the year	$ (15,332)	$ (27,347)
Adjustments for items not involving cash:
Depreciation	346	331
Adjustments for share-based payments	2,966	2,298
Share of loss in associate	346	1,458
Gain on share sales of investment in associate	(149)	0
Gain on remeasurement of investment in NevGold	(337)	0
Flow-through recovery	(101)	0
Deferred income tax expense (recovery)	(9,844)	168
Impairment of exploration and evaluation assets	0	74
Recovery on the receipt of mineral property option payments	0	(2,260)
Others	117	172
Net changes in non-cash working capital items:
Other assets	(88)	228
Incomes taxes receivable	(158)	0
Prepaid expenses and deposits	338	486
Accounts payable and accrued liabilities	587	(156)
Incomes taxes payable	(1,903)	1,985
Due to related parties	(6)	35
Cash used in operating activities	(23,218)	(22,528)
Investing activities
Investment in exploration and evaluation assets	0	(306)
Net proceeds from share sales of investment in associate	1,180	0
Net proceeds from share sales of long-term investment	858	0
Purchase of securities	0	(190)
Proceeds recceived from earn-in agreement	55	0
Investment in joint venture	(57)	(206)
Purchase of equipment	0	(243)
Royalty buy-down	0	(99)
Cash generated from (used in) investing activities	2,036	(1,044)
Financing activities
Proceeds from US GoldMining warrant exercises, net of issuance costs	0	5
Proceeds from common shares issued upon exercise of options	444	34
Payment of lease liabilities	(119)	(110)
Cash generated from financing activities	34,381	13,352
Effect of exchange rate changes on cash	(204)	515
Net increase (decrease) in cash and cash equivalents and restricted cash	12,995	(9,705)
Beginning of year	12,002	21,707
End of year	24,997	12,002
Supplemental cash flow disclosure:
Cash paid for income taxes	(1,876)	(5)
ATM program [member]
Financing activities
Net proceeds from At-the-Market offering, net of issuance costs	20,786	12,786
Proceeds from flow-through share issuance	21,319	13,114
ATM program [member] | U.S. GoldMining Inc. [member]
Financing activities
Net proceeds from At-the-Market offering, net of issuance costs	12,770	637
Proceeds from flow-through share issuance	13,121	656
Flow-through share financing [member]
Financing activities
Proceeds from flow-through share issuance	$ 500	$ 0